Income (Loss) Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
Chinese mainland	¥ 2,618	$ 374	¥ 24,970	¥ 28,449
Non-Chinese mainland	4,098	586	3,652	(3,251)
Income before income taxes	¥ 6,716	$ 960	¥ 28,622	¥ 25,198